Intangible Assets/Liabilities Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS/LIABILITIES OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets

	Acquisition Cost	Accumulated Amortization	Additions / Write off	Net Book Value December 31, 2016
Trade name	$100,420	$(41,303)	$—	$59,117
Port terminal operating rights	53,152	(10,162)	—	42,990
Customer relationships	35,490	(15,971)	—	19,519
Favorable lease terms(*)	82,485	(6,359)	(70,937)	5,189
Total Intangible assets	271,547	(73,795)	(70,937)	126,815
Unfavorable lease terms(**)	(24,721)	—	24,721	—
Total	$246,826	$(73,795)	$(46,216)	$126,815

Net Book Value of Intangible Assets/Liabilities other than Goodwill as at December 31, 2015

	Acquisition Cost	Accumulated Amortization	Additions / Write off	Net Book Value December 31, 2015
Trade name	$100,420	$(37,401)	$—	$63,019
Port terminal operating rights	53,152	(9,456)	—	43,696
Customer relationships	35,490	(14,196)	—	21,294
Favorable lease terms(*)	158,179	(60,037)	(75,694)	22,448
Total Intangible assets	347,241	(121,090)	(75,694)	150,457
Unfavorable lease terms(**)	(56,419)	17,195	31,698	(7,526)
Total	$290,822	$(103,895)	$(43,996)	$142,931

(*) (**)

As of December 31, 2016 and 2015, intangible assets associated with the favorable lease terms included an amount of $1,180 and $10,575, respectively related to purchase options for the vessels (see also Note 2(n)). During the year ended December 31, 2016, acquisition costs of $70,937 and accumulated amortization of $57,930 of favorable lease terms were written off resulting in a loss of $13,007. This write-off resulted from the early redelivery of one vessel. During the year ended December 31, 2015, acquisition costs $75,694, of fully amortized favorable lease terms were written off, as a result of early redeliveries of vessels.

As of December 31, 2016 and 2015, the intangible liability associated with the unfavorable lease terms included an amount of $0 and $(467), respectively, related to purchase options held by third parties (see also Note 2(n)). During the year ended December 31, 2016, acquisition costs of $24,721 and accumulated amortization of $17,406 of unfavorable lease terms were written off resulting in an income of $7,315. This write-off resulted from the early redelivery of one vessel. During the year ended December 31, 2015, $31,698 of acquisition cost of unfavorable lease terms were written off. During the year ended December 31, 2015, acquisition cost and accumulated amortization of $64,609, of fully amortized unfavorable lease terms were written off. These write-offs resulted from early redelivery of vessels. As of December 31, 2016 and 2015, no purchase options held by third parties have been exercised.

Amortization expense

	Amortization Expense and Write Offs Year Ended December 31, 2016	Amortization Expense and Write Offs Year Ended December 31, 2015	Amortization Expense and Write Offs Year Ended December 31, 2014
Trade name	$3,902	$3,811	$3,853
Port terminal operating rights	706	1,006	1,006
Customer relationships	1,775	1,775	1,774
Favorable lease terms	17,260	32,444	12,539
Unfavorable lease terms	(7,526)	(14,615)	(4,933)
Total	$16,117	$24,420	$14,239

Schedule of aggregate amortization expense

Description	Within one year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$3,853	$2,811	$2,811	$2,818	$2,811	$44,013	$59,117
Favorable lease terms	641	641	641	641	641	804	4,009
Port terminal operating rights	895	990	990	990	990	38,135	42,990
Customer relationships	1,775	1,775	1,775	1,775	1,775	10,644	19,519
Total amortization	$7,164	$6,217	$6,217	$6,224	$6,217	$93,596	$125,635